Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Net revenue, Value	$ 20,808,894	$ 20,028,179
Net revenue, Percentage	55.80%	58.10%
Account receivable, Value	$ 3,018,170	$ 2,604,158
Account receivable, Percentage	51.10%	44.90%
Company A [Member]
Statement Line Items [Line Items]
Net revenue, Value	$ 9,992,800	$ 9,582,307
Net revenue, Percentage	26.80%	27.80%
Account receivable, Value	$ 1,332,809	$ 1,734,059
Account receivable, Percentage	22.50%	29.90%
Company B [Member]
Statement Line Items [Line Items]
Net revenue, Value	$ 6,233,599	$ 6,130,137
Net revenue, Percentage	16.70%	17.80%
Account receivable, Value	$ 1,085,142	$ 870,099
Account receivable, Percentage	18.40%	15.00%
Company C [Member]
Statement Line Items [Line Items]
Net revenue, Value	$ 4,582,495	$ 4,315,735
Net revenue, Percentage	12.30%	12.50%
Account receivable, Value	$ 600,219
Account receivable, Percentage	10.20%